Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Themes Airlines ETF
Shareholder Report [Line Items]
Fund Name	Themes Airlines ETF
Class Name	Themes Airlines ETF
Trading Symbol	AIRL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Airlines ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AIRL. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AIRL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Airlines ETF	$20	0.39%*
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 808,545
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$808,545
Number of Holdings	28
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Deutsche Lufthansa AG	6.0%
Japan Airlines Co. Ltd.	5.5%
Singapore Airlines Ltd.	5.4%
ANA Holdings, Inc.	5.2%
Copa Holdings SA	5.2%
Ryanair Holdings PLC	5.2%
Southwest Airlines Co.	5.1%
Qantas Airways Ltd.	4.9%
Wizz Air Holdings PLC	4.5%
International Consolidated Airlines Group SA	4.5%

Top Sectors	(% of net assets)
Industrials	99.5%
Cash & Other	0.5%

Themes Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Themes Cloud Computing ETF
Class Name	Themes Cloud Computing ETF
Trading Symbol	CLOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CLOD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CLOD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cloud Computing ETF	$19	0.37%*
[2]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[2]
Net Assets	$ 1,418,093
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,418,093
Number of Holdings	51
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
SAP SE	5.1%
Palo Alto Networks, Inc.	4.8%
Intuit, Inc.	4.8%
Adobe, Inc.	4.5%
Microsoft Corp.	4.3%
MercadoLibre, Inc.	4.3%
Amazon.com, Inc.	4.2%
Oracle Corp.	4.2%
Salesforce, Inc.	4.0%
Alphabet, Inc.	3.9%

Top Sectors	(% of net assets)
Technology	79.5%
Communications	11.8%
Consumer Discretionary	8.4%
Cash & Other	0.3%

Themes Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Copper Miners ETF
Class Name	Themes Copper Miners ETF
Trading Symbol	COPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/COPA. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/COPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Copper Miners ETF	$19	0.41%*
[3]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.41%	[3]
Net Assets	$ 462,518
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$462,518
Number of Holdings	43
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Freeport-McMoRan, Inc.	10.0%
First Quantum Minerals Ltd.	5.1%
BHP Group Ltd.	4.7%
Southern Copper Corp.	4.3%
China Nonferrous Mining Corp. Ltd.	4.2%
Antofagasta PLC	3.9%
Capstone Copper Corp.	3.7%
Glencore PLC	3.7%
Jiangxi Copper Co. Ltd.	3.6%
Jiujiang Defu Technology Co. Ltd.	3.5%

Top Sectors	(% of net assets)
Materials	97.1%
Industrials	2.7%
Cash & Other	0.2%

Themes Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Themes Cybersecurity ETF
Class Name	Themes Cybersecurity ETF
Trading Symbol	SPAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SPAM. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SPAM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Cybersecurity ETF	$18	0.37%*
[4]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[4]
Net Assets	$ 1,702,378
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,702,378
Number of Holdings	33
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Trend Micro, Inc.	5.9%
Check Point Software Technologies Ltd.	5.8%
Okta, Inc.	5.8%
Zscaler, Inc.	5.0%
Fortinet, Inc.	4.7%
Palo Alto Networks, Inc.	4.6%
CyberArk Software Ltd.	4.6%
Crowdstrike Holdings, Inc.	4.6%
Qualys, Inc.	4.4%
Alarm.com Holdings, Inc.	4.3%

Top Sectors	(% of net assets)
Technology	89.0%
Communications	6.1%
Industrials	4.3%
Financials	0.2%
Cash & Other	0.4%

Themes European Luxury ETF
Shareholder Report [Line Items]
Fund Name	Themes European Luxury ETF
Class Name	Themes European Luxury ETF
Trading Symbol	FINE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes European Luxury ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/FINE. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/FINE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes European Luxury ETF	$19	0.41%*
[5]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.41%	[5]
Net Assets	$ 615,733
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$615,733
Number of Holdings	26
Portfolio Turnover	20%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Playa Hotels & Resorts NV	4.7%
Hermes International SCA	4.7%
Moncler SpA	4.5%
Interparfums SA	4.4%
Givaudan SA	4.4%
Porsche Automobil Holding SE	4.3%
Swatch Group AG	4.2%
Ferrari NV	4.2%
Brunello Cucinelli SpA	4.2%
Cie Financiere Richemont SA	4.2%

Top Sectors	(% of net assets)
Consumer Discretionary	91.0%
Consumer Staples	4.4%
Materials	4.4%
Cash & Other	0.2%

Themes Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes Generative Artificial Intelligence ETF
Class Name	Themes Generative Artificial Intelligence ETF
Trading Symbol	WISE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/WISE. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/WISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Generative Artificial Intelligence ETF	$18	0.35%*
[6]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
Net Assets	$ 25,185,968
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$25,185,968
Number of Holdings	41
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Apple, Inc.	5.7%
Gorilla Technology Group, Inc.	5.6%
Advanced Micro Devices, Inc.	5.4%
Microsoft Corp.	5.2%
Intel Corp.	5.0%
NVIDIA Corp.	4.8%
Amazon.com, Inc.	4.4%
SoundHound AI, Inc.	4.3%
Alphabet, Inc.	4.0%
Bairong, Inc.	3.7%

Top Sectors	(% of net assets)
Technology	83.5%
Communications	6.5%
Consumer Discretionary	4.4%
Financials	3.7%
Health Care	1.7%
Industrials	0.1%
Cash & Other	0.1%

Themes Global Systemically Important Banks ETF
Shareholder Report [Line Items]
Fund Name	Themes Global Systemically Important Banks ETF
Class Name	Themes Global Systemically Important Banks ETF
Trading Symbol	GSIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/GSIB. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/GSIB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Global Systemically Important Banks ETF	$20	0.36%*
[7]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%	[7]
Net Assets	$ 6,421,988
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$6,421,988
Number of Holdings	29
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Bank of China Ltd.	3.7%
JPMorgan Chase & Co.	3.7%
Toronto-Dominion Bank	3.7%
China Construction Bank Corp.	3.7%
Bank of New York Mellon Corp.	3.7%
Standard Chartered PLC	3.6%
Credit Agricole SA	3.6%
Bank of Communications Co. Ltd.	3.6%
Royal Bank of Canada	3.6%
HSBC Holdings PLC	3.6%

Top Sectors	(% of net assets)
Financials	99.8%
Cash & Other	0.2%

Themes Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Gold Miners ETF
Class Name	Themes Gold Miners ETF
Trading Symbol	AUMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AUMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AUMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Gold Miners ETF	$20	0.36%*
[8]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%	[8]
Net Assets	$ 7,545,749
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$7,545,749
Number of Holdings	30
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Alamos Gold, Inc.	5.2%
Gold Fields Ltd.	5.2%
Anglogold Ashanti PLC	5.1%
Agnico Eagle Mines Ltd.	4.9%
Endeavour Mining PLC	4.9%
Kinross Gold Corp.	4.9%
B2Gold Corp.	4.7%
IAMGOLD Corp.	4.3%
Northern Star Resources Ltd.	4.2%
Lundin Gold, Inc.	4.0%

Top Sectors	(% of net assets)
Materials	99.8%
Cash & Other	0.2%

Themes Lithium & Battery Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Lithium & Battery Metal Miners ETF
Class Name	Themes Lithium & Battery Metal Miners ETF
Trading Symbol	LIMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/LIMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/LIMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Lithium & Battery Metal Miners ETF	$18	0.40%*
[9]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.40%	[9]
Net Assets	$ 464,658
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$464,658
Number of Holdings	38
Portfolio Turnover	85%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
IGO Ltd.	10.5%
Albemarle Corp.	10.2%
Pilbara Minerals Ltd.	9.3%
Tianqi Lithium Corp.	6.0%
Guangzhou Tinci Materials Technology Co. Ltd.	5.6%
Mineral Resources Ltd.	5.4%
AMG Critical Materials NV	4.5%
Liontown Resources Ltd.	4.5%
Ganfeng Lithium Group Co. Ltd.	3.9%
Zhejiang Huayou Cobalt Co. Ltd.	3.8%

Top Sectors	(% of net assets)
Materials	99.8%
Cash & Other	0.2%

Themes Natural Monopoly ETF
Shareholder Report [Line Items]
Fund Name	Themes Natural Monopoly ETF
Class Name	Themes Natural Monopoly ETF
Trading Symbol	CZAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/CZAR. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/CZAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Natural Monopoly ETF	$19	0.38%*
[10]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[10]
Net Assets	$ 1,466,563
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,466,563
Number of Holdings	96
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Legrand SA	3.9%
Cisco Systems, Inc.	3.7%
Dassault Systemes SE	3.7%
CME Group, Inc.	3.6%
Fortive Corp.	3.5%
Honeywell International, Inc.	3.3%
Sage Group PLC	3.3%
Intuit, Inc.	3.3%
Singapore Exchange Ltd.	3.3%
ASX Ltd.	3.1%

Top Sectors	(% of net assets)
Technology	23.4%
Industrials	19.7%
Financials	17.9%
Health Care	11.2%
Consumer Staples	10.2%
Consumer Discretionary	5.5%
Materials	3.4%
Energy	3.1%
Communications	2.8%
Cash & Other	2.8%

Themes Robotics & Automation ETF
Shareholder Report [Line Items]
Fund Name	Themes Robotics & Automation ETF
Class Name	Themes Robotics & Automation ETF
Trading Symbol	BOTT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Robotics & Automation ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/BOTT. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/BOTT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Robotics & Automation ETF	$20	0.42%*
[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%	[11]
Net Assets	$ 508,747
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$508,747
Number of Holdings	31
Portfolio Turnover	70%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Makino Milling Machine Co. Ltd.	4.6%
GEA Group AG	4.5%
Daifuku Co. Ltd.	4.3%
Topcon Corp.	4.3%
Metso Oyj	4.2%
Teledyne Technologies, Inc.	4.0%
Amada Co. Ltd.	3.8%
FANUC Corp.	3.7%
Halma PLC	3.7%
Esab Corp.	3.6%

Top Sectors	(% of net assets)
Industrials	56.8%
Technology	39.3%
Consumer Discretionary	3.3%
Cash & Other	0.6%

Themes Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Silver Miners ETF
Class Name	Themes Silver Miners ETF
Trading Symbol	AGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/AGMI. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/AGMI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Silver Miners ETF	$21	0.41%*
[12]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[12]
Net Assets	$ 602,640
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$602,640
Number of Holdings	26
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Wheaton Precious Metals Corp.	10.6%
Newmont Corp.	10.5%
Franco-Nevada Corp.	10.4%
Teck Resources Ltd.	8.9%
Zijin Mining Group Co. Ltd.	4.8%
Southern Copper Corp.	4.5%
Pan American Silver Corp.	4.5%
First Majestic Silver Corp.	4.5%
Coeur Mining, Inc.	4.5%
Hecla Mining Co.	4.3%

Top Sectors	(% of net assets)
Materials	99.7%
Cash & Other	0.3%

Themes Transatlantic Defense ETF
Shareholder Report [Line Items]
Fund Name	Themes Transatlantic Defense ETF
Class Name	Themes Transatlantic Defense ETF
Trading Symbol	NATO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 13, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/nato. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/nato
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Transatlantic Defense ETF	$18*	0.36%**
[13],[14]
Expenses Paid, Amount	$ 18	[14]
Expense Ratio, Percent	0.36%	[13]
Net Assets	$ 11,425,777
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$11,425,777
Number of Holdings	65
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Rheinmetall AG	6.0%
BAE Systems PLC	5.5%
Rolls-Royce Holdings PLC	5.5%
RTX Corp.	5.5%
Safran SA	5.1%
Airbus SE	4.9%
Boeing Co.	4.7%
Honeywell International, Inc.	4.6%
Northrop Grumman Corp.	4.6%
Howmet Aerospace, Inc.	4.6%

Top Sectors	(% of net assets)
Industrials	93.8%
Technology	4.6%
Financials	1.1%
Consumer Discretionary	0.1%
Cash & Other	0.4%

Themes Uranium & Nuclear ETF
Shareholder Report [Line Items]
Fund Name	Themes Uranium & Nuclear ETF
Class Name	Themes Uranium & Nuclear ETF
Trading Symbol	URAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/URAN. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/URAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes Uranium & Nuclear ETF	$17	0.36%*
[15]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.36%	[15]
Net Assets	$ 4,954,473
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,954,473
Number of Holdings	34
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Constellation Energy Corp.	8.5%
Duke Energy Corp.	7.8%
American Electric Power Co., Inc.	7.8%
Cameco Corp.	6.6%
PG&E Corp.	5.7%
China National Nuclear Power Co. Ltd.	3.9%
CGN Power Co. Ltd.	3.5%
Yellow Cake PLC	3.4%
NexGen Energy Ltd.	3.3%
CGN Mining Co. Ltd.	3.3%

Top Sectors	(% of net assets)
Utilities	45.9%
Materials	38.5%
Industrials	13.8%
Technology	1.7%
Cash & Other	0.1%

Themes US Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Cash Flow Champions ETF
Class Name	Themes US Cash Flow Champions ETF
Trading Symbol	LGCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/LGCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/LGCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Cash Flow Champions ETF	$16	0.31%*
[16]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[16]
Net Assets	$ 2,184,286
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$2,184,286
Number of Holdings	77
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
AbbVie, Inc.	5.7%
Chevron Corp.	5.6%
Exxon Mobil Corp.	5.4%
Wells Fargo & Co.	4.9%
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.7%
American Express Co.	3.4%
Uber Technologies, Inc.	3.3%
Pfizer, Inc.	3.3%
Gilead Sciences, Inc.	3.1%

Top Sectors	(% of net assets)
Financials	42.4%
Energy	22.8%
Health Care	17.8%
Communications	5.7%
Consumer Staples	3.8%
Technology	2.8%
Consumer Discretionary	2.1%
Materials	1.6%
Industrials	0.4%
Cash & Other	0.6%

Themes US Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Themes US Infrastructure ETF
Class Name	Themes US Infrastructure ETF
Trading Symbol	HWAY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/HWAY. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/HWAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Infrastructure ETF	$16	0.33%*
[17]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[17]
Net Assets	$ 986,638
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$986,638
Number of Holdings	101
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Deere & Co.	5.7%
Union Pacific Corp.	4.9%
Emerson Electric Co.	4.9%
CRH PLC	4.8%
Norfolk Southern Corp.	4.4%
CSX Corp.	4.2%
Caterpillar, Inc.	4.1%
Fastenal Co.	3.7%
WW Grainger, Inc.	3.6%
United Rentals, Inc.	3.4%

Top Sectors	(% of net assets)
Industrials	70.8%
Materials	24.7%
Consumer Discretionary	3.6%
Utilities	0.6%
Energy	0.2%
Financials	0.0%
Cash & Other	0.1%

Themes US R&D Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US R&D Champions ETF
Class Name	Themes US R&D Champions ETF
Trading Symbol	USRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/USRD. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/USRD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US R&D Champions ETF	$15	0.32%*
[18]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.32%	[18]
Net Assets	$ 827,520
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$827,520
Number of Holdings	51
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Electronic Arts, Inc.	2.6%
Johnson & Johnson	2.5%
Roper Technologies, Inc.	2.4%
CoStar Group, Inc.	2.3%
Intuit, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Veeva Systems, Inc.	2.3%
Edwards Lifesciences Corp.	2.3%
Boston Scientific Corp.	2.2%
Medtronic PLC	2.2%

Top Sectors	(% of net assets)
Technology	51.6%
Health Care	19.1%
Communications	9.5%
Industrials	7.4%
Consumer Discretionary	5.7%
Real Estate	2.3%
Materials	2.1%
Consumer Staples	1.8%
Cash & Other	0.5%

Themes US Small Cap Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Small Cap Cash Flow Champions ETF
Class Name	Themes US Small Cap Cash Flow Champions ETF
Trading Symbol	SMCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.themesetfs.com/etfs/SMCF. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	www.themesetfs.com/etfs/SMCF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Themes US Small Cap Cash Flow Champions ETF	$14	0.30%*
[19]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%	[19]
Net Assets	$ 5,481,621
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$5,481,621
Number of Holdings	74
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(% of netassets)
Williams-Sonoma, Inc.	4.7%
Builders FirstSource, Inc.	4.5%
Flex Ltd.	4.1%
Reinsurance Group of America, Inc.	4.1%
East West Bancorp, Inc.	3.9%
Antero Resources Corp.	3.7%
Toll Brothers, Inc.	3.3%
Old Republic International Corp.	3.0%
Mueller Industries, Inc.	2.7%
Permian Resources Corp.	2.5%

Top Sectors	(% of netassets)
Financials	43.5%
Energy	20.1%
Consumer Discretionary	14.0%
Technology	6.5%
Industrials	6.2%
Materials	5.9%
Consumer Staples	1.6%
Communications	1.4%
Health Care	0.5%
Cash & Other	0.3%

[1]
*	Percentage shown is annualized.

[2]
*	Percentage shown is annualized.

[3]
*	Percentage shown is annualized.

[4]
*	Percentage shown is annualized.

[5]
*	Percentage shown is annualized.

[6]
*	Percentage shown is annualized.

[7]
*	Percentage shown is annualized.

[8]
*	Percentage shown is annualized.

[9]
*	Percentage shown is annualized.

[10]
*	Percentage shown is annualized.

[11]
*	Percentage shown is annualized.

[12]
*	Percentage shown is annualized.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[15]
*	Percentage shown is annualized.

[16]
*	Percentage shown is annualized.

[17]
*	Percentage shown is annualized.

[18]
*	Percentage shown is annualized.

[19]
*	Percentage shown is annualized.